PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Personnel Expenses
	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Wages and salaries	26,475	26,316	25,901
Social welfare costs	2,585	2,424	2,542
Pension costs	490	459	552
Share-based payments	1,369	928	1,414
Restructuring costs	-	-	1,276

	30,919	30,127	31,685

Schedule of Persons Employed by the Group in the Financial Year
The average number of persons employed by the Group in the financial year was 575 (2017: 556) (2016: 582) and is analysed into the following categories:

	December 31, 2018	December 31, 2017	December 31, 2016
Research and development	59	60	73
Administration and sales	163	162	161
Manufacturing and quality	353	334	348

	575	556	582